Document and Entity Information (USD $)	6 Months Ended
	Jun. 30, 2011	Aug. 05, 2011
Document And Entity Information
Entity Registrant Name	PREMIER HOLDING CORP.
Entity Central Index Key	0001030916
Document Type	S-1
Document Period End Date	Jun 30, 2011
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float		$ 150,702
Entity Common Stock, Shares Outstanding		1,663,169
Document Fiscal Year Focus	2011

Balance Sheets (USD $)	Jun. 30, 2011	Dec. 31, 2010
ASSETS
Cash	$ 10,701	$ 10,716
Inventory	21,605	0
TOTAL CURRENT ASSETS	32,306	10,716
TOTAL ASSETS	32,306	10,716
LIABILITIES AND SHAREHOLDERS' DEFICIT
Due to related parties	56,465	97,706
TOTAL CURRENT LIABILITIES	56,465	97,706
SHAREHOLDERS' DEFICIT
Common Stock, 100,000,000 shares authorized, 1,663,169 and 1,000,383, respectively, issued and outstanding, par value $.0001	166	85
Additional Paid-in-Capital	3,914,300	3,816,675
Deficit accumulated before development stage	(3,732,970)	(3,732,970)
Deficit accumulated during development stage	(205,655)	(170,780)
Total Stockholders Equity	(24,159)	(86,990)
TOTAL LIABILITIES AND SHAREHOLDERS' DEFICIT	$ 32,306	$ 10,716

Balance Sheets (Parenthetical) (USD $)	Jun. 30, 2011	Dec. 31, 2010
SHAREHOLDERS' DEFICIT
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, authorized shares	100,000,000	100,000,000
Common stock, issued shares	1,663,169	1,000,383
Common stock, outstanding shares	1,663,169	1,000,383

Statements of Operations (Unaudited) (USD $)	3 Months Ended		6 Months Ended		50 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011
Income Statement [Abstract]
Revenues, net	$ 0	$ 0	$ 0	$ 0	$ 0
Operating expenses
General and administrative	13,896	11,727	34,875	17,268	171,861
Total operating expenses	13,896	11,727	34,875	17,268	171,861
Operating loss	(13,896)	(11,727)	(34,875)	(17,268)	(171,861)
Other Income	0	0	0	0	980
Interest & Dividend Income	0	0	0	578	854
Unrealized gain(loss) on investments	0	(6,404)	0	(7,203)	(6,404)
Gain (loss) on sale of investments	0	0	0	0	(29,224)
Net loss	$ (13,896)	$ (18,131)	$ (34,875)	$ (23,893)	$ (205,655)
Basic and diluted loss per common share	$ (0.01)	$ (0.02)	$ (0.02)	$ (0.02)
Weighted average shares outstanding basic and diluted	1,663,169	1,000,383	1,663,169	1,000,383

Shareholders Deficit (Unaudited) (USD $)	Common Stock	Additional Paid-In Capital	Deficit Accumulated Prior and During Development Stage	Total
Beginning Balance, amount at Dec. 31, 2008	$ 100	$ 3,816,660	$ (3,827,745)	$ (10,985)
Beginning Balance, shares at Dec. 31, 2008	1,000,383
Net loss			(40,230)
Ending Balance, amount at Dec. 31, 2009	100	3,816,660	(3,867,975)	(51,215)
Beginning Balance, shares at Dec. 31, 2009	1,000,383
Cancellation of Stock, Shares	(151,425)
Cancellation of Stock, Amount	(15)	15	0	0
Net loss			(35,775)	(35,775)
Ending Balance, amount at Dec. 31, 2010	85	3,816,675	(3,903,750)	(86,990)
Ending Balance, shares at Dec. 31, 2010	848,952
Stock issued for cancellation of company debt, Shares	814,217
Stock issued for cancellation of company debt, Amount	81	97,625	0	97,706
Net loss			(34,875)	(34,875)
Ending Balance, amount at Jun. 30, 2011	$ 166	$ 3,914,300	$ (3,938,625)	$ (24,159)
Ending Balance, shares at Jun. 30, 2011	1,663,169

Statements of Cash Flows (Unaudited) (USD $)	6 Months Ended		50 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011
Cash flows from operating activities
Net loss	$ (34,875)	$ (23,893)	$ (205,655)
Adjustments to reconcile net loss to cash provided by (used in) operations:
Unrealized (gain)/loss on investments	0	7,203	6,404
Common stock issued for services	0	0	83,790
Loss on sale of investments	0	0	35,629
Operating Activities:
Purchases of investments	0	(15,706)	(242,172)
Proceeds from sale of investments	0	0	206,543
Inventory	(21,605)	0	(21,605)
Total Adjustments	(21,605)	(8,503)	62,185
Net cash provided by (used for) operating activities	(56,480)	(32,396)	(143,470)
Cash flows from financing activities
Advances from related parties	56,465	15,069	154,171
Net cash provided by financing activities	56,465	15,069	154,171
Net cash increase (decrease) for the period	(15)	(17,327)	10,701
Cash, beginning of the period	10,716	19,478
Cash, end of the period	10,701	2,151	10,701
Cash paid for interest	0	0	0
Cash paid for income taxes	1,600	0	1,600
Supplemental Schedule of Non-Cash Investing and Financing Activities:
Debt Extinguished from Issuance of Common Stock	$ 97,706

DESCRIPTION OF BUSINESS	6 Months Ended
Jun. 30, 2011
Notes to Financial Statements
DESCRIPTION OF BUSINESS

Organization and Basis of Presentation

OVM International Holding Corporation (“the Company”) was organized under the laws of the State of Nevada on October 18, 1971 under the name of Mr. Nevada, Inc., and, following the completion of a limited public offering in April 1972, commenced limited operations which were discontinued in 1990.

Thereafter, the Company engaged in reorganization and on several occasions sought to merge with or acquire certain active private companies or operations, all of which were terminated or resulted in discontinued negotiations. On October 20, 1995, the Company changed its name to Intermark Development Corporation. On November 4, 1996, the Company acquired all of the capital stock of HVM Development Limited ("HDL"), formerly known as OVM Development Limited, a British Virgin Islands corporation, and changed its name to OVM International Holding Corporation.

After filing Form 10-QSB for the nine month period ended September 30, 2002 with the U.S. Securities and Exchange Commission, the Company made no further filings. On November 1, 2006 the Company’s charter was revoked by the State of Nevada on November 1, 2006. The Company no longer retained a Resident Agent in the State of Nevada and no longer had an active transfer agent for its shares. The Company’s shares were listed on the Pink Sheets under the symbol “OVMI”. The Company’s officers and directors ceased acting on behalf of the Company and abandoned their obligations to the Company and its shareholders. As a result, the Company was considered dormant since November 1, 2006. On August 19, 2008 the Securities and Exchange Commission ordered a suspension of trading of shares of OVMI because of delinquent filings. On August 25, 2008 the Company terminated registration under Section 12(g) of the Securities and Exchange Act of 1934.

On November 13, 2008 the Company filed a Certificate of Amendment to Articles of Incorporation with the State of Nevada Secretary of State to change its name from OVM International Holding Corporation to Premier Holding Corporation, to authorize the issuance of 100,000,000 shares of common stock with a par value of  $.0001, and to reverse its shares on a 1:40 basis.

Nature of Business

The Company has initiated its business plan to sell low cost caskets. The first order of caskets consisted of 64 caskets of five different styles and colors. The initial sales will center in Porterville, California and be conducted by commissioned salespersons contracted by the Company. The various details of the business plan will be adjusted as needed and depending on the results, other areas in central California will be started using the initial formula established in Porterville. The Company has leased a 2400 square foot warehouse/showroom in Porterville, California which will serve as the distribution center and showroom initially. Sales will be conducted by independent contracted sales people. The Porterville operation will serve as the Company’s test sight to measure efficiency and profitability under the present business plan. Adjustments will be made, as needed, prior to expansion to neighboring communities. On March 8, 2011 the Company filed a Super 8K announcing that the Company is no longer a shell company.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended
Jun. 30, 2011
Notes to Financial Statements
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The summary of significant accounting policies for Premier Holding Corporation (formerly OVM International Holding Corporation) (a development stage company) is presented to assist in the understanding of the Company’s financial statements. The financial statements and notes are representations of the Company’s management, which is responsible for their integrity and objectivity. The accounting policies conform to generally accepted accounting principles and have been consistently applied in the preparation of the financial statements.

Accounting Method

The Company’s financial statements are prepared using the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America.

Development Stage Company

The Company is currently considered a development stage company. As a development stage enterprise, the Company discloses the deficit accumulated during the development stage and the cumulative statements of operations and cash flows from inception of the development stage to the current balance sheet date. An entity remains in the development stage until such time as, among other factors, revenues have been realized.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Cash and Cash Equivalents

Cash and cash equivalents include short-term cash investments that have an initial maturity of 90 days or less. As of June 30, 2011 and December 31, 2010, the Company has  $10,701 and  $10,716 in cash, respectively. The Company has no cash equivalents at June 30, 2011 or December 31, 2010.

Inventory

Inventories are stated at the lower of cost (first-in, first-out basis) or market value. The inventory is limited to finished products, namely caskets.

Earnings Per Share

The Company has adopted the FASB ASC Topic regarding earnings per share, which provides for calculation of “basic” and “diluted” earnings per share. Basic earnings per share includes no dilution and is computed by dividing net income available to common shareholders by the weighted average common shares outstanding for the period. Diluted earnings per share reflect the potential dilution of securities that could share in the earnings of an entity similar to fully diluted earnings per share. There were no common stock equivalents outstanding on June 30, 2011 and December 31, 2010.

Deferred and Provisional Income Tax

Deferred income tax is provided for differences between the bases of assets and liabilities for financial and income tax reporting. A deferred tax asset, subject to a valuation allowance, is recognized for estimated future tax benefits of tax-basis operating losses being carried forward.

Income taxes are provided based upon the liability method of accounting pursuant to the FASB ASC Topic concerning Income Taxes. Under this approach, deferred income taxes are recorded to reflect the tax consequences in future years of differences between the tax basis of assets and liabilities and their financial reporting amounts at each year-end. A valuation allowance is recorded against the deferred tax asset if management does not believe the Company has met the “more likely than not” standard imposed by the FASB ASC Topic concerning Income Taxes to allow recognition of such an asset.

Investments

The Company accounts for its marketable securities, which are classified as trading securities, in accordance with generally accepted accounting principles for certain investments in debt and equity securities, which requires that trading securities be carried at fair value. Unrealized gains and losses due to changes in fair value as well as realized gains and losses resulting from sales of securities are reported as Other Income/Expenses in the statement of operations. Fair value of the securities is based upon quoted market prices in active markets or estimated fair value when quoted market prices are not available. The cost basis for realized gains and losses is determined on a specific identification basis. As of June 30, 2011, the Company had no marketable securities.

Stock-Based Compensation

The Company adopted FASB guidance on stock based compensation upon inception at January 1, 2006. Under FASB ASC 718-10-30-2, all share-based payments to employees, including grants of employee stock options, to be recognized in the income statement based on their fair values. Pro forma disclosure is no longer an alternative. The Company has not had any stock options issued for services and compensation from inception through the period ended as presented. The total amount of common stock issued for services since inception of development stage was 698,250 through December 31, 2010. On January 29, 2011 the Company’s Board of Directors adopted a resolution to issue to Jack Gregory, The Company’s president and CEO, eight hundred and fourteen thousand two hundred and seventeen (814, 217) shares of restricted stock of the Company in return for the cancellation of ninety seven thousand seven hundred six dollars ( $97,706) of Company debt owed to Jack Gregory. The price per share of the Company stock was set at  $0.12 (twelve cents) and this price was determined from the previous issuance of shares at  $0.12 to Jack Gregory. The Company’s shares (PRHL) which are listed on the Bulletin Board were quoted  $0.035 (three and one half cent) bid and no offer and there had been no shares traded since the inception of trading and as of January 28, 2011. The amount of  $97,706 was removed from the liabilities of the Company and appropriate adjustments made to the Company financial statements. Since the Company had no cash or assets to pay this debt, it was decided to pay the debt with restricted stock of the Company.

Our employee stock-based compensation awards are accounted for under the fair value method of accounting, as such, we record the related expense based on the more reliable measurement of the services provided, or the fair market value of the stock issued multiplied by the number of shares awarded.

We account for our employee stock options under the fair value method of accounting using a Black-Scholes valuation model to measure stock option expense at the date of grant. We do not backdate, re-price, or grant stock-based awards retroactively. As of the date of this report, we have not issued any stock options.

Recent Accounting Pronouncements

The adoption of these accounting standards had the following impact on the Company’s statements of income and financial condition:

In February 2010, FASB issued ASU 2010-9 Subsequent Events (Topic 855) Amendments to Certain Recognition and Disclosure Requirements ("ASU 2010-9"). ASU 2010-9 amends disclosure requirements within Subtopic 855-10. An entity that is an SEC filer is not required to disclose the date through which subsequent events have been evaluated. This change alleviates potential conflicts between Subtopic 855-10 and the SEC's requirements. ASU 2010-9 is effective for interim and annual periods ending after June 15, 2010. The Company does not expect the adoption of ASU 2010-09 to have a material impact on its results of operations or financial position.

In January 2010, FASB issued ASU 2010-6 Improving Disclosures about Fair Measurements ("ASU 2010-6"). ASU 2010-6 provides amendments to subtopic 820-10 that require separate disclosure of significant transfers in and out of Level 1 and Level 2 fair value measurements and the presentation of separate information regarding purchases, sales, issuances and settlements for Level 3 fair value measurements. Additionally, ASU 2010-6 provides amendments to subtopic 820-10 that clarify existing disclosures about the level of disaggregation and inputs and valuation techniques. ASU 2010-6 is effective for financial statements issued for interim and annual periods ending after December 15, 2010. The Company does not expect the adoption of ASU 2010-06 to have a material impact on its results of operations or financial position.

In January 2010, FASB issued ASU 2010-2 Accounting and Reporting for Decreases in Ownership of a Subsidiary- a Scope Clarification ("ASU 2010-2"). ASU 2010-2 addresses implementation issues related to the changes in ownership provisions in the Consolidation—Overall Subtopic (Subtopic 810-10) of the FASB Accounting Standards Codification, originally issued as FASB Statement No. 160, Noncontrolling Interests in Consolidated Financial Statements. Subtopic 810-10 establishes the accounting and reporting guidance for noncontrolling interests and changes in ownership interests of a subsidiary. An entity is required to deconsolidate a subsidiary when the entity ceases to have a controlling financial interest in the subsidiary. Upon deconsolidation of a subsidiary, an entity recognizes a gain or loss on the transaction and measures any retained investment in the subsidiary at fair value. The gain or loss includes any gain or loss associated with the difference between the fair value of the retained investment in the subsidiary and its carrying amount at the date the subsidiary is deconsolidated. In contrast, an entity is required to account for a decrease in ownership interest of a subsidiary that does not result in a change of control of the subsidiary as an equity transaction. ASU 2010-2 is effective for the Company starting January 1, 2010. The Company does not expect the adoption of ASU 2010-2 to have a material impact on the Company's results of operations or financial position.

Fair Value Measurements

Our financial instruments as defined by the FASB SAC Topic dealing with “Disclosures about Fair Value of Financial Instruments,” include cash, investments and other current liabilities.  All instruments except investments are accounted for on a historical cost basis, which, due to the short maturity of these financial instruments, approximates fair value at June 30, 2011 and December 31, 2010.  Investments are adjusted to fair market value at each reporting period.

Effective January 1, 2008, the Company adopted FASB SAC Topic dealing with “Disclosures about Fair Value of Financial Instruments. The provisions of FASB SAC Topic dealing with  “Disclosures about Fair Value of Financial Instruments are applicable to all of the Company’s assets and liabilities that are measured and recorded at fair value. FASB SAC Topic dealing with “Disclosures about Fair Value of Financial Instruments establishes a new framework for measuring fair value and expands related disclosures.  FASB SAC Topic dealing with  “Disclosures about Fair Value of Financial Instruments defines fair value as the price that would be received for an asset or the exit price that would be paid to transfer a liability in the principal or most advantageous market in an orderly transaction between market participants.  FASB SAC Topic dealing with “Disclosures about Fair Value of Financial Instruments establishes a fair value hierarchy that gives the highest priority to observable inputs and the lowest priority to unobservable inputs. The three levels of the fair value hierarchy defined are described below.

Level 1:  Quoted prices are available in active markets for identical assets or liabilities. Active markets are those in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2:   Pricing inputs are other than quoted prices in active markets included in Level 1, which are either directly or indirectly observable as of the reporting date. Level 2 includes those financial instruments that are valued using models or other valuation methodologies. These models are primarily industry-standard models that consider various assumptions, including quoted forward prices for commodities, time value, volatility factors, and current market and contractual prices for the underlying instruments, as well as other relevant economic measures. Substantially all of these assumptions are observable in the marketplace throughout the full term of the instrument, can be derived from observable data or are supported by observable levels at which transactions are executed in the marketplace.

Level 3:   Pricing inputs include significant inputs that are generally unobservable from objective sources. These inputs may be used with internally developed methodologies that result in management’s best estimate of fair value. Level 3 instruments include those that may be more structured or otherwise tailored to the Company’s needs.

As required by FASB SAC Topic dealing with “Disclosures about Fair Value of Financial Instruments, financial assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.  The Company’s assessment of the significance of a particular input to the fair value measurement requires judgment, and may affect the valuation of fair value assets and liabilities and their placement within the fair value hierarchy levels.

The following table presents assets and liabilities that are measured and recognized at fair value as of JUNE 30, 2011 on a non-recurring basis:

Total
Gains
Description	Level 1	Level 2	Level 3	(Losses)

Investments in trading securities	$ -	$ -	$ -	$ -

The following table presents assets and liabilities that are measured and recognized at fair value as of December 31, 2010 on a non-recurring basis:

Total
Gains
Description	Level 1	Level 2	Level 3	(Losses)

Investments in trading securities	$ -	$ -	$ -	$ -

Concentration of Credit Risk

The Company maintains its cash and cash equivalents in multiple financial institutions. Balances in banks are insured by the Federal Deposit Insurance Corporation (FDIC) up to  $250,000 per institution. Balances on deposit may occasionally exceed FDIC insured amounts.

GOING CONCERN	6 Months Ended
Jun. 30, 2011
Notes to Financial Statements
GOING CONCERN

The Company has just begun principal operations and as is common with a development stage company, the company has had recurring losses during its development stage. The company’s financial statements are prepared using generally accepted accounting principles applicable to a going concern which contemplates the realization of assets and liquidation of liabilities in the normal course of business. However, the company does not have significant cash or other material assets, nor does it have an established source of revenues sufficient to cover its operating costs and to allow it to continue as a going concern. As shown in the accompanying financial statements, the Company has incurred recurring net losses from operations resulting in an accumulated deficit of  $3,732,970 and  $205,655 before and after entering development stage, respectively, and a working capital deficit of  $34,875 as of June 30, 2011. Management is actively pursuing new ventures to increase revenues. In addition, the Company is currently seeking additional sources of capital to fund short term operations. The Company, however, is dependent upon its ability to secure equity and/or debt financing and there are no assurances that the Company will be successful, therefore, without sufficient financing it would be unlikely for the Company to continue as a going concern. On January 29, 2011, the Company’s Board of Directors resolved to issue to Jack Gregory, President and CEO, 814,217 shares of the Company’s restricted stock in return for cancellation of  $97,706 Company debt owed to Jack Gregory. The shares were valued at  $0.12 (twelve cents) and this value was determined from the previous issuance of shares to Jack Gregory. The shares of the Company are listed on the OTC Bulletin Board under the symbols PRHL. Financing of the restoration of the Company and all ongoing operations had been through non-interest bearing loans from the President, Jack Gregory, however there can be no assurance that financing will continue in the same fashion.The current period financial statement reflects a decrease of  $97,706 in the Company liabilities resulting from the issuance of 814,217 shares of restricted stock to the Company President, Jack Gregory.

The financial statements do not include any adjustments that might result from the outcome of any uncertainty as to the Company’s ability to continue as a going concern. The financial statements also do not include any adjustments relating to the recoverability and classification of recorded asset amounts, or amounts and classifications of liabilities that might be necessary should the Company be unable to continue as a going concern.

RELATED PARTY TRANSACTIONS	6 Months Ended
Jun. 30, 2011
Notes to Financial Statements
RELATED PARTY TRANSACTIONS

On or about November 15, 2007, officer and director Jack Gregory was issued 698,250 shares of common stock;  $43,760 in exchange for company expenses paid and  $40,030 for services rendered, for a total of  $83,790 in stock, pursuant to Section 4(2) of the Securities Act of 1933. The expenses advanced were to pay for transfer agent fees, legal fees, independent accountant fees and the defaulted corporate charter.

The Company’s Chief Executive Officer Jack Gregory had advanced  $97,706 as of December 31, 2010 to the Company to open a bank account, and for the payment of general and administrative expenses. This advance was recorded as an interest free loan with no set maturity date. This loan was cancelled with the issuance of 814,217 shares of the Company’s restricted stock on January 29, 2011 and a Form 8K was filed with the Commission describing the event. This transaction resulted in no gain or loss to the Company. The method by which the shares were valued at the time of issuance is fully explained in the Section, Stock-Based Compensation.

The total accounts payable balance of  $56,465, due to related parties, consists of all expenses paid for by the Company’s Chief Executive Officer Jack Gregory on behalf of the Company.

Since January 1, 2007 all activities of the company have been conducted by corporate officers from either their homes or business offices. Currently, there are no outstanding debts owed by the company for the use of these facilities and there are no commitments for future use of the facilities.

INVESTMENTS	6 Months Ended
Jun. 30, 2011
Notes to Financial Statements
INVESTMENTS	None

COMMON STOCK	6 Months Ended
Jun. 30, 2011
Notes to Financial Statements
COMMON STOCK

The Company’s authorized Common Equity Consists of 100,000,000 shares of common stock  $.0001 par value.

On August 20, 2007 during a special meeting of the Company’s Board of Directors the Chief Executive Officer and sole director of the Company presented invoices that he had paid to business consultants and professionals for services required to resurrect, revive and reorganize the Corporation, to bring it back to its current active status, to initiate and complete the Court Supervised Custodianship Process, to complete a fifty state search of litigation, claims and judgments, to reconstitute the books and records of the Corporation, to initiate and complete several years of missing financial statements, to reinstate the Corporation as an active Corporation under Nevada law, to create a new Board of Directors with a majority of independent directors, to reconstitute and reestablish corporate books and records, and to complete other required tasks. Since the Company had no cash or other assets at that date with which to reimburse the business consultants and professionals the Board of Directors determined that the only feasible way for the Company to reimburse the business consultants and professionals was to issue restricted common shares.

The Company issued 698,250 shares of restricted common stock to Jack Gregory, its Chief Executive Officer, to reimburse  $43,760 of cash payments for the expenses incurred and  $40,030 for services performed by the Chief Executive Officer, calculated at 267 hours at a rate of  $150, for a total of  $83,790. Since the Company was insolvent and had no assets, and no market, the Board of Directors determined that the stock should be issued at a value of  $.12 per share.

On November 13, 2008 the Company filed a Certificate of Amendment of Articles of Incorporation with the State of Nevada Secretary of State to execute a reverse stock split on a 1:40 basis. The financial statements have been adjusted for all periods presented to reflect this split.

On January 29, 2011, the Company issued 814,217 shares of restricted common stock to its Chief Executive Officer, Jack Gregory, to repay a loan of  $97,706. All appropriate adjustments appear in the current financial statement reflecting this reduction in Company debt. Valuation of the issued shares is fully described in the Section Stock-Based Compensation.

INCOME TAXES	6 Months Ended
Jun. 30, 2011
Notes to Financial Statements
INCOME TAXES

	June 30, 2011	December 31, 2010
Deferred tax assets
Net operating loss carry forwards	$3,938,625	$3,903,750

Gross deferred tax assets	$1,378,519	$1,366,313
Less – Valuation allowance	( $1,378,519)	( $1,366,313)

Net deferred tax assets	$ --	$ --

Realization of deferred tax assets is dependent upon sufficient future taxable income during the period that deductible temporary differences and carry forwards are expected to be available to reduce taxable income. As the achievement of required future taxable income is uncertain, the Company recorded a valuation allowance. The Company has evaluated its tax positions in accordance with the accounting standard requiring disclosure of uncertain tax positions. The Company has no uncertain tax positions to disclose.

SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2011
Notes to Financial Statements
SUBSEQUENT EVENTS	none.